FFTW FUNDS, INC.
                        PROSPECTUS DATED APRIL 30, 2001
                         SUPPLEMENT DATED MARCH 5, 2002



Effective March 1, 2002, the FFTW Emerging Markets Fund may invest up to 10% of its Net Asset Value either in bonds that are rated below Caa3, CCC-, or the equivalent, by a Nationally Recognized Statistical Rating Organization ("NRSRO")or unrated bonds that are deemed by the Adviser/Subadviser of the Fund to be of comparable quality to such rated bonds.

Effective March 1, 2002, the following information replaces Items 1 and 2 for the Emerging Markets Portfolio found under Pricing of Portfolio Shares on page 29 of the Prospectus:

PRICING OF PORTFOLIO SHARES
---------------------------
1. For all Portfolios other than Mortgage-Backed and Global Tactical Exposure, net asset value is calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on each Business Day.

2. The Mortgage-Backed and Global Tactical Exposure Portfolios' net asset values are calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on the last Business Day of each month, on any other Business Days on which a purchase order, or a redemption order becomes effective.

At a Board meeting held on February 26, 2002, the Board of Directors of FFTW Funds, Inc. voted to liquidate the FFTW Global Tactical Exposure Portfolio. Effective February 28, 2002, shares of the Global Tactical Exposure Portfolio are no longer available for sale.

Effective January 2, 2002, the following information replaces the Principal Investment Strategies and Duration for the International Portfolio found in the Risk/Return Summary chart on page 9 of the Prospectus:


PRINCIPAL       The Portfolio invests primarily in high quality (rating of AA
INVESTMENT      or higher by S&P, Aa by Moody's or a comparable rating from
STRATEGIES:     another nationally recognized statistical rating organization)
                debt securities traded on foreign bond markets and denominated in foreign currencies. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio.
                The current index used by the Portfolio Manager for the Portfolio is the Lehman Brothers Global Aggregate Index
                (ex-USD). (The Lehman Brothers Global Aggregate Index (ex-USD) provides a broad-based measure of the international investment-grade bond market. The Lehman Brothers Global
                Aggregate Index (ex-USD) combines non-U.S. dollar-denominated versions of the Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the Global Treasury
                Index. The Lehman Brothers Global Aggregate Index (ex-USD) is not available for investment and, unlike the Portfolio, does not incur expenses).

DURATION:       The Portfolio's average U.S. dollar-weighted duration generally will not differ from the average duration of the Lehman
                Brothers Global Aggregate Index (ex-USD) by more than one year.
                As of December 31, 2000, the duration of the Lehman Brothers
                Global Aggregate Index (ex-USD) was 5.29 years.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES THE AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000 FOR THE INTERNATIONAL PORTFOLIO FOUND ON PAGE 19 OF THE PROSPECTUS:

AVERAGE ANNUAL TOTAL RETURNS    PAST      PAST     PAST       SINCE
(FOR THE PERIODS ENDING         1 YEAR    5 YEARS  10 YEARS   INCEPTION
DECEMBER 31, 2000)                                            (5/9/96)
-----------------------------------------------------------------------

International Portfolio         -0.98%    N/A      N/A        3.35%
-----------------------------------------------------------------------
JP Morgan Global Government
Bond Index (Non-U.S. Unhedged)  -2.48%    N/A      N/A        2.36%
-----------------------------------------------------------------------
Lehman Brothers Global Aggregate
Index (ex-USD)*                 -3.91%    N/A      N/A        1.69%
-----------------------------------------------------------------------

FOOTNOTE:
* Effective January 2, 2002, the International Portfolio changed its performance benchmark index from the JP Morgan Global Government Bond Index (Non-U.S.Unhedged) to the Lehman Brothers Global Aggregate Index (ex-USD) because the new index better reflects the investment strategy of the Portfolio.

Effective January 2, 2002, the following information replaces the Principal Investment Strategies and Duration for the Emerging Markets Portfolio found in the Risk/Return Summary chart on page 10 of the Prospectus:

PRINCIPAL       The Portfolio invests primarily in debt securities issued
INVESTMENT      or guaranteed by foreign governments of emerging or developing
STRATEGIES:     market countries denominated primarily in foreign currencies.
                The Adviser/Sub-Adviser allocates the Portfolio's investment assets among various emerging markets countries (and currencies).Such allocations are not expected to be comparable to, nor as diverse as the allocations accorded to such markets
                (and currencies)by the major bond market indices. Portfolio managers will screen out credit or default risks and highlight potentially risky emerging market currencies by employing a fundamental economic analysis and internally developed models.
                The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the Portfolio Manager is the JP Morgan Emerging Markets Bond Index
                Global Constrained. (The JP Morgan Emerging Markets Bond Index
                Global Constrained is comprised of the same emerging markets countries and underlying securities that make up the JP Morgan
                Emerging Markets Bond Index Global. However, the weights of the larger countries are "constrained" by a system of progressively discounting ever-larger tranches of a particular countries' debt. The JP Morgan Emerging Markets Bond Index
                Global Constrained is not available for investment and, unlike the Portfolio, does not incur expenses).

DURATION:       The Portfolio's average U.S. dollar-weighted duration
                generally will not differ from the average duration of the JP Morgan Emerging Markets Bond Index Global Constrained by more than one year. As of December 31, 2000, the duration of the JP Morgan Emerging Markets Bond Index Global
                Constrained was 4.83 years.

EFFECTIVE JANUARY 2, 2002, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOR THE EMERGING MARKETS PORTFOLIO FOUND IN THE AVERAGE ANNUAL TOTAL RETURN CHART FOR THE PERIODS ENDED DECEMBER 31, 2000 ON PAGE 19 OF THE
PROSPECTUS:

Average Annual Total Returns            Past      Past      Past      Since
(for the periods ending                 1 Year    5 Years   10 Years  Inception
December 31, 2000)                                                    (8/12/97)
----------------------------------------------------------------------------

Emerging Markets Portfolio              11.41%    N/A       N/A       2.87%
----------------------------------------------------------------------------
 JP Morgan Emerging Markets Bond
    Index Global Constrained*           12.68%    N/A       N/A       5.75%
----------------------------------------------------------------------------
 JP Morgan Emerging
    Local Markets Index Plus            2.00%     N/A       N/A       6.75%
----------------------------------------------------------------------------
 JP Morgan Emerging
    Markets Bond Index Plus             15.66%    N/A       N/A       10.58%
----------------------------------------------------------------------------
 Constructed Benchmark (Consisting of
    60% JP Morgan Emerging Local
    Markets Index Plus and 40% JP Morgan
    Emerging Markets Bond Index Plus)   7.46%     N/A       N/A       6.54%
----------------------------------------------------------------------------
 JP Morgan Emerging Markets Bond
    Index Global                        14.41%    N/A       N/A       6.75%
----------------------------------------------------------------------------

FOOTNOTE:
* Effective January 2, 2002, the Emerging Markets Portfolio changed its performance benchmark index from the JP Morgan Emerging Markets Bond Index Global to the JP Morgan Emerging Markets Bond Index Global Constrained because the new index better reflects the investment strategy of the Portfolio.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER THE SECTION ENTITLED DIVIDENDS ON PAGE 30 OF THE PROSPECTUS:

As of December 3, 2001, net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than the U.S. Short-Term Portfolio, will be declared as dividends payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S. Short-Term Portfolio will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all Federal Tax Regulations.

The following information replaces information on the Fund's Distributor found in the Prospectus:

Effective October 1, 2001, Quasar Distributors, LLC ("Quasar") replaced First Fund Distributors, Inc. ("First Fund") as the Fund's distributor. The terms of the Distribution Agreement dated October 1, 2001 among the Fund, Investors Bank & Trust Company ("Investors Bank") and Quasar are identical to the terms of the Distribution Agreement dated January 1, 2000 among the Fund, Investors Bank and First Fund. All references to First Fund should now be read as Quasar.